Leases (Tables)	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Summary of Maturities of Lease Liabilities
As of December 31, 2022, maturities of lease liabilities were as follows:

($ in thousands)	Total	Operating Leases	Finance Leases
2023	$33,027	$27,595	$5,432
2024	33,465	27,857	5,608
2025	34,289	28,531	5,758
2026	34,715	28,816	5,899
2027	34,949	28,948	6,001
Thereafter	212,253	185,139	27,114
Total lease payments	$382,698	$326,886	$55,812
Less: imputed interest	(194,752)	(169,170)	(25,582)
Less: tenant improvement allowance	(5,642)	(4,997)	(645)
Present value of lease liabilities	182,304	152,719	29,585
Less: current lease liabilities	(26,124)	(21,850)	(4,274)
Present value of long-term lease liabilities	$156,180	$130,869	$25,311

Summary of Maturities of Financial Liabilities
As of December 31, 2022, maturities of financing liabilities were as follows:

($ in thousands)	Financing Liabilities
2023	$13,204
2024	$13,535
2025	$13,875
2026	$14,223
2027	$14,580
Thereafter	$111,880
Total financing payments	$181,297
Less: interest	$(84,207)
Less: tenant improvement allowance	$(173)
Present value of financing liabilities	$96,917
Less: short-term financing liabilities	$(9,312)
Present value of long-term financing liabilities	$87,605

Summary of Contractual Receipts for Lease Contract Due
Other information related to leases as of and for the years ended December 31, 2022 and 2021 was as follows:

	2022		2021
($ in thousands)	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Right-of-use assets	$106,127	$22,137	$62,329	$25,688
Lease liabilities (current)	$21,850	$4,274	$16,348	$4,444
Lease liabilities (non-current)	$130,869	$25,311	$92,919	$26,017

Weighted average remaining lease term[1]	11.9	10.4	4.7	11.2
Weighted average discount rate	14.5%	13.6%	13.5%	13.8%
[1] Note that Weighted average remaining lease term does not include extensions which we are not reasonably certain to enter into.
Summary of Lease Cost
Cash paid for amounts included in the measurement of lease liabilities for the years ended December 31, 2022 and 2021 are as follows:

($ in thousands)	2022	2021
Interest paid on finance leases	$3,877	$4,742